8. Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets [Abstract]
Allowance for loan loss	$ 1,642	$ 1,922
Previous Years AMT	802	802
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	10,286	9,627
Net unrealized loss on securities available-for-sale	632	129
Deferred tax assets	13,413	12,531
Deferred tax liability [Abstract]
Depreciation	(424)	(405)
Net unrealized gain on securities available for sale	0	0
Deferred tax liability	(424)	(405)
Deferred Tax Asset Valuation Allowance	0	0
Net deferred tax assets	$ 12,989	$ 12,126